Other Charges - Restructuring Provision (Details) $ in Thousands	6 Months Ended
Jul. 31, 2025 USD ($)
Fiscal 2025 Restructuring Plan
Balance	$ 162
Accruals and adjustments	80
Cash draw downs	(242)
Fiscal 2026 Restructuring Plan
Accruals and adjustments	4,068
Cash draw downs	(3,533)
Balance	535
Workforce Reduction | Fiscal 2025 Restructuring Plan
Balance	162
Accruals and adjustments	80
Cash draw downs	(242)
Workforce Reduction | Fiscal 2026 Restructuring Plan
Accruals and adjustments	3,846
Cash draw downs	(3,311)
Balance	535
Office Closures | Fiscal 2026 Restructuring Plan
Accruals and adjustments	164
Cash draw downs	(164)
Other | Fiscal 2026 Restructuring Plan
Accruals and adjustments	58
Cash draw downs	$ (58)